Net Interest Income (Tables)	12 Months Ended
Dec. 31, 2011
Components of Net Interest Income

The components of net interest income were as follows:

(In Millions)	2011	2010	2009
Interest Income
Loans and Leases	$938.7	$932.6	$942.2
Securities – Taxable	223.6	186.0	208.4
– Non-Taxable	25.0	29.5	33.5
Interest-Bearing Deposits with Banks	192.8	134.6	209.6
Federal Reserve Deposits and Other	28.5	14.0	12.3

Total Interest Income	$1,408.6	$1,296.7	1,406.0

Interest Expense
Deposits	$230.0	$201.0	207.0
Federal Funds Purchased	1.9	4.8	5.7
Securities Sold under Agreements to Repurchase	.7	1.0	1.1
Other Borrowings	5.5	5.4	4.2
Senior Notes	64.4	48.6	44.0
Long-Term Debt	94.6	114.8	139.9
Floating Rate Capital Debt	2.4	2.4	4.3
Total Interest Expense	399.5	378.0	406.2

Net Interest Income	$1,009.1	$918.7	$999.8